Label	Element	Value
Innovator International Developed Power Buffer ETF™ - December | iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $0.95 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.70%
Innovator International Developed Power Buffer ETF™ - December | iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $95.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Innovator International Developed Power Buffer ETF™ - December | iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $80.91 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)
Innovator International Developed Power Buffer ETF™ - December | iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $111.86 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.80%)